Transactions with Directors and Other Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Summary of Remuneration of the Directors and Other Key Management Personnel	The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2023	2022	2021
Directors’ remuneration	£	£	£
Salaries and fees	4,008,772	4,037,116	3,828,333
Performance-related payments	1,002,607	3,701,569	3,431,294
Other fixed remuneration (pension and other allowances & non-cash benefits)	222,538	906,201	806,103
Expenses	—	13,004	3,705
Total remuneration	5,233,917	8,657,890	8,069,435

	2023	2022	2021
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits	13,235,757	15,641,669	18,831,380
Post-employment benefits	611,769	740,333	913,842
Compensation for loss of office(1)	—	1,540,400	—
Total compensation	13,847,526	17,922,402	19,745,222
(1) Compensation for loss of office was not paid to Directors or KMPs in 2023 (2022: three KMPs, £1,540,400; 2021: nil).

Summary of Transactions with Directors, Other Key Management Personnel	Directors, Other KMP (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2023		2022
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	6	647	4	27
Net movements	—	244	2	620
At 31 December	6	891	6	647

Deposit, bank and instant access accounts and investments
At 1 January	16	2,995	16	6,427
Net movements	(3)	(1,819)	—	(3,432)
At 31 December	13	1,176	16	2,995